Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 42.6
Fair Value	46.8
Amount at which shown in balance sheet	46.8	$ 47.2
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	38.4
Fair Value	42.6
Amount at which shown in balance sheet	42.6
U.S. government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.9
Fair Value	0.9
Amount at which shown in balance sheet	0.9
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2.0
Fair Value	2.1
Amount at which shown in balance sheet	2.1
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.3
Fair Value	0.4
Amount at which shown in balance sheet	0.4
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	0.7
Fair Value	0.7
Amount at which shown in balance sheet	0.7
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1.1
Fair Value	1.2
Amount at which shown in balance sheet	1.2
U.S. corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	27.0
Fair Value	30.0
Amount at which shown in balance sheet	30.0
Foreign corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6.4
Fair Value	7.3
Amount at which shown in balance sheet	7.3
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	4.2
Fair Value	4.2
Amount at which shown in balance sheet	$ 4.2